Fair Value Quantitative and Qualitative Disclosures - Summary of Valuation Techniques and Significant Unobservable Inputs Used in the Valuation (Detail) - Discounted cash flow [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of Level 3 Assets	$ 637,797
Valuation technique	Income approach (discounte cash flow)
Significant unobservable inputs	Discount d rate in pesos
Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of Level 3 Assets	$ 653,255
Valuation technique	Income approach (discounte cash flow)
Significant unobservable inputs	Discount d rate in pesos
Interests in Securities of Financial Trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of Level 3 Assets		$ 238,818
Valuation technique		Income approach (discounted cash flow)
Significant unobservable inputs		Discount rate in pesos
Minimum Average Term [member] | Debt securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	67.04%
Minimum Average Term [member] | Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	68.21%
Minimum Average Term [member] | Interests in Securities of Financial Trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high		22.67%
Maximum Average Term [member] | Debt securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	75.48%
Maximum Average Term [member] | Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	76.27%
Maximum Average Term [member] | Interests in Securities of Financial Trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high		23.86%